                                                    REGISTRATION NO. 333-103202
                                                     REGISTRATION NO. 811-04335

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                 FORM N-6
                          REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 16    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER                 [_]
                    THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 91           [X]
                     (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On May 2, 2011 pursuant to paragraph (b) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a) (1) of Rule 485.
    [_]On (date) pursuant to paragraph (a) (1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account FP.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 16 ("PEA") on Form N-6 Registration Statement
No. 333-103202 ("Registration Statement") of AXA Equitable Life Insurance
Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-6. The PEA does not amend any other part of the Registration Statement except as specifically noted
herein.

AXA Equitable Life Insurance Company

Supplement Dated May 1, 2012 to the current prospectus for

Survivorship Incentive LifeSM ‘99	Survivorship Incentive LifeSM ‘02
Survivorship Incentive LifeSM	Survivorship Incentive Life LegacySM

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below. Certain Portfolios may not be available under your contract.

Special services charges

Effective on May 1, 2012, we will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. Please note the following changes to your current Prospectus.

1.	Fee table

The following are added to the Fee table:

Special services charges

• Wire transfer charge(1)	Current and Maximum Charge:	$90
• Express mail charge(1)	Current and Maximum Charge:	$35
• Policy illustration charge(2)	Current and Maximum Charge:	$25
• Duplicate policy charge(2)	Current and Maximum Charge:	$35
• Policy history charge(2)(3)	Current and Maximum Charge:	$50
• Charge for returned payments(2)	Current and Maximum Charge:	$25

(1)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(2)	The charge for this service must be paid using funds outside of your policy. Please see “Charges and expenses” below for more information.
(3)	The charge for this service may be less depending on the policy history you request. Please see “Charges and expenses” below for more information.
2.	Charges and expenses

The following is added to the section of your prospectus that describes the charges and expenses associated with your policy.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Policy illustration charge. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Duplicate policy charge. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Policy history charge. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

Charge for returned payments. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.

Survivorship Incentive LifeSM and Survivorship Incentive Life LegacySM

are service marks of AXA Equitable Life Insurance Company.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

EVM-101 (1/12)	#279249

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

     (a)         Certified resolutions re Authority to Market Variable Life
                 Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration
                 Statement on Form S-6, File No. 333-17641, filed on
                 December 11, 1996.

     (b)         Inapplicable.

     (c)(i)      Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit No. 1-A(3)(b) to Registration
                 Statement on Form S-6, File No. 333-17641, filed on
                 December 11, 1996.

     (c)(ii)     Distribution and Servicing Agreement among Equico Securities,
                 Inc.(now AXA Advisors, LLC), Equitable and Equitable Variable
                 dated as of May 1, 1994, incorporated herein by reference to
                 Exhibit No. 1-A(8) to Registration Statement on Form S-6, File
                 No. 333-17641, filed on December 11, 1996.

     (c)(iii)    Distribution Agreement for services by The Equitable Life
                 Assurance Society of the United States to AXA Network, LLC and
                 its subsidiaries dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement
                 on Form S-6, File No. 333-17641, filed on April 19, 2001.

     (c)(iv)(a)  Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration
                 Statement on Form S-6, File No. 333-17641, filed on April 19,
                 2001.

     (c)(iv)(b)  General Agent Sales Agreement dated January 1, 2000 between
                 The Equitable Life Assurance Society of the United States and
                 AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on
                 Form N-4, File No. 2-30070, filed April 19, 2004.

     (c)(iv)(c)  First Amendment to General Agent Sales Agreement dated
                 January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its
                 subsidiaries, incorporated herein by reference to Exhibit 3(i)
                 to the Registration Statement on Form N-4, File No. 2-30070,
                 filed April 19, 2004.

     (c)(iv)(d)  Second General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United
                 States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration
                 Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

     (c)(iv)(e)  Third Amendment to General Agent Sales Agreement dated as of
                 January 1, 2000 by and between The Equitable Life Assurance
                 Society of the United States and AXA Network, LLC and its
                 subsidiaries incorporated herein by reference to Exhibit 3(k)
                 to the Registration Statement on Form N-4 (File
                 No. 333-127445), filed on August 11, 2005.

     (c)(iv)(f)  Fourth Amendment to General Agent Sales Agreement dated as of
                 January 1, 2000 by and between The Equitable Life Assurance
                 Society of the United States and AXA Network, LLC and its
                 subsidiaries incorporated herein by reference to Exhibit 3(l)
                 to the Registration Statement on Form N-4 (File
                 No. 333-127445), filed on August 11, 2005.

     (c)(iv)(g)  Fifth Amendment, dated as of November 1, 2006, to General
                 Agent Sales Agreement dated as of January 1, 2000 by and
                 between The Equitable Life Assurance Society of the United
                 States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 4(p) to Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.

     (c)(iv)(h)  Sixth Amendment, dated as of February 15, 2008, to General
                 Agent Sales Agreement dated as of January 1, 2000 by and
                 between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States)
                 and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                 No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

     (c)(iv)(i)  Seventh Amendment, dated as of February 15, 2008, to General
                 Agent Sales Agreement dated as of January 1, 2000 by and
                 between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States)
                 and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                 No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

     (c)(iv)(j)  Eighth Amendment, dated as of November 1, 2008, to General
                 Agent Sales Agreement dated as of January 1, 2000 by and
                 between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States)
                 and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                 No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

     (c)(v)      Form of BGA Sales Agreement for Fixed and Variable Life
                 Insurance and Annuity Products previously filed with this
                 Registration File No. 333-103202 on April 27, 2004.

     (c)(vi)     The information concerning commissions included in the SAIs forming part of this registration statement under "How we
                 market the policies" is incorporated by reference.

     (d)(i)      Flexible Premium Joint Survivorship Variable Life Insurance
                 Policy (99-400), incorporated herein by reference to Exhibit
                 No. 1-A(5)(a)(iii) to Registration Statement on Form S-6, File
                 No. 333-17641, filed on March 1, 1999.

     (d)(ii)     Form of Flexible Premium Joint Survivorship Variable Life
                 Insurance Policy Form No. (02-200), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration
                 Statement on Form S-6, File No. 333-17641, filed on October 8,
                 2002.

     (d)(iii)    Estate Protector Rider (R92-208) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(d) to Registration
                 Statement on Form S-6, File No. 333-17641, filed on
                 December 11, 1996.

     (d)(iv)     Accelerated Death Benefit Rider (R94-102) (Equitable),
                 incorporated herein by reference to Exhibit No. 1-A(5)(j) to
                 Registration Statement on Form S-6, File No. 333-17641, filed on December 11, 1996.

     (d)(v)      Accounting Benefit Rider (S.94-118) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(t) to Registration
                 Statement on Form S-6, File No. 333-17663, filed on
                 December 11, 1996.

     (d)(vi)     Unisex Rider with Table of Guaranteed Interest Payments
                 Endorsement (S.99-34), incorporated herein by reference to
                 Exhibit No. 1-A(5)(o) to Registration Statement on Form S-6,
                 File No. 333-17641, filed on March 1, 1999.

     (d)(vii)    Form of Paid Up Death Benefit Guarantee Endorsement (S.99-32),
                 incorporated herein by reference to Exhibit No. 1-A(5)(p) to
                 Registration Statement on Form S-6, File No. 333-17641, filed on March 1, 1999.

     (d)(viii)   Form of Enhanced Death Benefit Guarantee Rider (R99-100),
                 incorporated herein by reference to Exhibit No. 1-A(5)(q) to
                 Registration Statement on Form S-6, File No. 333-17641, filed on March 1, 1999.

     (d)(ix)     Form of Waiver of Surrender Charge Due to Tax Law Change
                 Endorsement (S.01-WSC), incorporated herein by reference to
                 Exhibit No. (d)(v) to Registration Statement on Form S-6, File
                 No. 333-76130, filed on December 31, 2001.

     (d)(x)      Form of Paid Up Death Benefit Guarantee Endorsement (S.02-60),
                 incorporated herein by reference to Exhibit No. 1-A(5)(r) to

                 Registration Statement on Form S-6, File No. 333-17641, filed on August 9, 2002.

     (d)(xi)     Option to Split Flexible Premium Joint Survivorship Variable
                 Life Policy Upon Divorce Rider (R98-101), previously filed with this Registration File No. 333-103202 on February 13,
                 2003.

     (d)(xii)    Option to Split Flexible Premium Joint Survivorship Variable
                 Life Policy Upon Federal Tax Law Change Rider (R98-102),
                 previously filed with this Registration File No. 333-103202 on
                 February 13, 2003.

     (d)(xiii)   Joint Survivorship Integrated Term Insurance Rider (R01-20),
                 previously filed with this Registration File No. 333-103202 on
                 February 13, 2003.

     (d)(xiv)    Form of Flexible Premium Joint Survivorship Variable Life
                 Insurance Policy for SIL Legacy (08-100), previously filed with this Registration Statement, File No. 333-103202 on
                 September 3, 2008.

     (d)(xv)     Extended No Lapse Guarantee Rider (R08-10), previously filed with this Registration Statement, File No. 333-103202 on
                 September 3, 2008.

     (e)(i)      Application EV4-200Y (Equitable), incorporated herein by
                 reference to Exhibit No. 1-A(10)(b) to Registration Statement
                 on Form S-6, File No. 333-17641, filed on December 11, 1996.

     (e)(ii)     Form of Application AXAV1-2002, incorporated herein by
                 reference to Exhibit No. 1-A(10)(b)(ii) to Registration
                 Statement on Form S-6, File No. 333-17641, filed on August 9,
                 2002.

     (e)(iii)    Form of Application for Life Insurance (Form AMIGV-2005),
                 incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19,
                 2006.

     (e)(iii)(a) Revised Form of Application for Life Insurance (AMIGV-2005),
                 incorporated herein by reference to Exhibit 26(e)(iv)(a) to
                 Registration Statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

     (e)(iv)     Form of Variable Universal Life Supplement to the Application
                 (Form No. VUL-GV/IL-SIL '02 2005), incorporated herein by
                 reference to Exhibit 26(e)(v) to the Registration Statement on
                 Form N-6 (File No. 333-103199) filed on April 25, 2007.

     (e)(iv)(a)  Revised Form of Variable Life Supplement to the Application
                 (Form No. VUL-GV/IL-SIL '02 2005), incorporated herein by
                 reference to Exhibit 26(e)(v)(a) to Registration Statement on
                 Form N-6, File No. 333-103199, filed on April 22, 2008.

     (e)(v)      Form of Variable Universal Life Supplement to the Application
                 (Form No. VUL-TEST/IL-SIL DB 2005), previously filed with this
                 Registration Statement, File No. 333-103202 on September 3,
                 2008.

     (f)(i)(a)   Declaration and Charter of Equitable, as amended January 1,
                 1997, incorporated herein by reference to Exhibit
                 No. 1-A(6)(a) to Registration Statement on Form S-6, File
                 No. 333-17641, filed on April 30, 1997.

     (e)(v)      Form of Variable Universal Life Supplement to the Application
                 (Form No. VUL-TEST/IL-SIL DB 2005).

     (f)(i)(b)   Restated Charter of AXA Equitable, as amended December 6,
                 2004, incorporated herein by reference to Exhibit No. 3.2 to
                 Form 10-K, (File No. 000-20501), filed on March 31, 2005.

     (f)(ii)(a)  By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit No. 1-A(6)(b) to
                 Registration Statement on Form S-6, File No. 333-17641, filed on April 30, 1997.

     (f)(ii)(b)  By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to
                 Registration Statement on Form N-4, (File No. 333-05593),
                 filed on April 20, 2006.

     (g)         Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Company of the United States
                 previously filed with this Registration Statement File
                 No. 333-76130 on April 4, 2003.

     (h)(i)      Amended and Restated Participation Agreement among EQ Advisors
                 Trust,

                 Equitable, Equitable Distributors, Inc. and EQ Financial
                 Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to Exhibit 23(h)(4)(ix) to Post-Effective Amendment
                 No. 25 to the EQ Advisors Trust Registration Statement on Form
                 N-1A (File Nos. 333-17217 and 811-07953), filed on February 7,
                 2003.

     (h)(i)(a)   Amendment No. 1 to the Amended and Restated Participation
                 Agreement among EQ Advisors Trust, Equitable, AXA Distributors
                 LLC and AXA Advisors, LLC, incorporated herein by reference to
                 Exhibit 23.(h)(4)(x) to Post-Effective Amendment No. 28 to
                 Registration Statement on Form N-1A to the Registration
                 Statement of EQ Advisors Trust on Form N-1A (File Nos.
                 333-17217 and 811-07953), filed on February 10, 2004.

     (h)(ii)     Participation Agreement among AXA Premier VIP Trust, The
                 Equitable Life Assurance Society of the United States,
                 Equitable Distributors, Inc., AXA Distributors LLC, and AXA
                 Advisors, LLC, incorporated by reference to Exhibit
                 No. 23(h)(5) to Post-Effective Amendment No. 1 to the AXA
                 Premier VIP Trust Registration Statement (File No. 333-70754
                 and 811-10509), filed on December 10, 2001.

     (h)(iii)    Participation Agreement by and Among AIM Variable Insurance
                 Funds, A I M Distributors, Inc., AXA Equitable Life Insurance
                 Company, on Behalf of itself and its Separate Accounts, AXA
                 Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on
                 Form N-4 (File No. 333-160951) filed on November 16, 2009.

     (h)(iv)     Fund Participation Agreement among AXA Equitable Life
                 Insurance Company, American Century Investment Management,
                 Inc., and American Century Investment Services, Inc.,
                 incorporated by reference to the Registration Statement on
                 Form N-4 (File No. 333-153809) filed on July 8, 2011.

     (h)(v)      Participation Agreement among Variable Insurance Products
                 Funds, Fidelity Distributors Corporation, and The Equitable
                 Life Assurance Society of the United States, dated May 1,
                 2003, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     (h)(vi)     Participation Agreement as of July 1, 2005 Franklin Templeton
                 Variable Insurance Products Trust, Franklin/ Templeton
                 Distributors, Inc., AXA Equitable Life Insurance Company, AXA
                 Advisors, LLC, and AXA Distributors, LLC, incorporated by
                 reference to the Registration Statement on Form N-4 (File
                 No. 333-160951) filed on November 16, 2009.

     (h)(vii)    Fund Participation Agreement among AXA Equitable Life
                 Insurance Company, Goldman Sachs Variable Insurance Trust,
                 Goldman Sachs Asset Management, L.P., and Goldman, Sachs &
                 Co., dated October 20, 2009, incorporated by reference to the
                 Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

     (h)(viii)   Fund Participation Agreement among AXA Equitable Life
                 Insurance Company, Ivy Funds Variable Insurance Portfolios and
                 Waddell & Reed, Inc., incorporated by reference to the
                 Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

     (h)(ix)     Fund Participation Agreement among AXA Equitable Life
                 Insurance Company, Lazard Retirement Series, Inc., and Lazard
                 Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750)
                 filed on December 23, 2011.

     (h)(x)      Participation Agreement among MFS Variable Insurance Trust,
                 Equitable Life Assurance Society of the United States, and
                 Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on
                 Form N-4 (File No. 333-160951) filed on November 16, 2009.

     (h)(xi)     Participation Agreement among T.Rowe Price Equity Series,
                 Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable
                 Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File
                 No. 333-160951) filed on November 16, 2009.

     (h)(xii)    Participation Agreement among MONY Life Insurance Company,
                 PIMCO Variable Insurance Trust and PIMCO Funds Distributions
                 LLC, dated December 1, 2001, incorporated by reference to the
                 Registration Statement filed on Form N-4 (File No. 333-160951)
                 on November 16, 2009.

     (h)(xii)(a) Third Amendment to the Participation Agreement, (the
                 "Agreement") dated December 1, 2001 by and among MONY Life
                 Insurance Company, PIMCO Variable Insurance Trust, and PIMCO
                 Funds Distributions LLC (collectively, the "Parties") adding
                 AXA Equitable Insurance Company as a Party to the Agreement
                 incorporated by reference to the Registration Statement on
                 Form N-4 (File No. 333-178750) filed on December 23, 2011.

     (h)(xiii)(a)Participation Agreement among Van Eck Worldwide Insurance
                 Trust, Van Eck Securities Corporation, Van Eck Associates
                 Corporation and MONY Life Insurance Company, dated August 7,
                 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     (h)(xiii)(b)Amendment No. 1 to the Participation Agreement, (the
                 "Agreement") dated August 7, 2000 by and among MONY Life
                 Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck
                 Securities Corporation and Van Eck Associates Corporation
                 (collectively, the "Parties") adding AXA Equitable Insurance
                 Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File
                 No. 333-178750) filed on December 23, 2011.

     (i)         Administration Contracts. See (c)(ii), (iii) and (iv).

     (j)         Inapplicable.

     (k)(i)      Opinion and Consent of Dodie Kent, Vice President and
                 Associate General Counsel of AXA Equitable, filed herewith.

     (l)(i)      Opinion and Consent of Brian Lessing, FSA, MAAA, Vice
                 President and Actuary of AXA Equitable to be filed by
                 Amendment.

     (m)(i)      Sample of Calculation for Illustrations to be filed by
                 Amendment.

     (n)(i)      Consent of PricewaterhouseCoopers LLP to be filed by Amendment.

     (n)(ii)     Powers of Attorney, filed herewith.

     (o)         Inapplicable.

     (p)         Inapplicable.

     (q)         Description of Equitable's Issuance, Transfer and Redemption
                 Procedures for Flexible Premium Policies pursuant to Rule
                 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to
                 Registration Statement on Form S-6, File No. 333-17641, filed on December 11, 1996.

Item 27. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                    AXA EQUITABLE
------------------                  ------------------------------------------

DIRECTORS

Henri de Castries                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                       Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                      Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                       Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                 Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

James F. Higgins                    Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                      Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                     Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Ramon de Oliveira                   Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Lorie A. Slutsky                    Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                       Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                      Director

1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                       Director, Chairman of the Board and
                                    Chief Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS
--------------

*Andrea Nitzan                      Executive Vice President

*Betrand Poupart-Lafarge            Executive Vice President,
                                    Chief Investment Officer
                                    and Treasurer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Alvin H. Fenichel                  Senior Vice President and Chief
                                    Accounting Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Richard S. Dziadzio                Senior Executive Vice President and
                                    Chief Financial Officer

*Andrew Raftis                      Senior Vice President and Auditor

*Kevin E. Murray                    Executive Vice President

*Anne M. Katcher                    Senior Vice President and Senior Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Richard V. Silver                  Senior Executive Vice President, Chief
                                    Administrative Officer and Chief Legal
                                    Officer

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

*Charles A. Marino                  Executive Vice President and Chief
                                    Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*David W. O'Leary                   Exeuctive Vice President

*Robert O. Wright, Jr.              Exeuctive Vice President

Item 28. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

         Separate Account FP of AXA Equitable Life Insurance Company (the
"Separate Account") is a separate account of AXA Equitable. AXA Equitable, a
New York stock life insurance company, is a wholly owned subsidiary of AXA
Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable.
AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational June 1st Charts 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q1-2011
is incorporated herein by reference to Exhibit 26(b) to Registration Statement
File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 29. Indemnification

    (a)  Indemnification of Directors and Officers

         The by-laws of the AXA Equitable Life Insurance Company ("AXA
         Equitable") provide, in Article VII, as follows:

         7.4 Indemnification of Directors, Officers and Employees.

         (a)  To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

              (i)  Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                   intestate is or was a director, officer or employee of the
                   Company shall be indemnified by the Company;

              (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                   intestate serves or served any other organization in any
                   capacity at the request of the Company may be indemnified by the Company; and

              (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

         (b)  To the extent permitted by the law of the State of New York, the
              Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726:
              Insurance Law ss.1216).

     The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty
Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb
Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The
annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

    (b)  Indemnification of Principal Underwriters

     To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

    (c)  Undertaking

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA
Equitable, MONY Life Insurance Company and MONY Life Insurance Company of
America, are the principal underwriters for Separate Accounts 70, 49, and FP of
AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY
Variable Account A, MONY Variable Account L, MONY America Variable Account A
and MONY America Variable Account L, and MONY Variable Account S, and Keynote
Series Account. In addition, AXA Advisors is the principal underwriter for
Separate Accounts 45, A and I, and MONY Variable Account S and Keynote Series
Account. The principal business address of AXA Advisors, LLC and AXA
Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA
Advisors, LLC or AXA Distributors, LLC, as applicable.

(i)  AXA ADVISORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA ADVISORS LLC)
------------------                  ------------------------------------------

*Andrew J. McMahon                  Director, Chairman of the Board and Chief
                                    Financial Protection & Wealth Management
                                    Officer

*Christine Nigro                    President and Director

*Richard S. Dziadzio                Director

*Manish Agarwal                     Director

*Nicholas B. Lane                   Director and Chief Retirement Services
                                    Officer

*Robert O. Wright, Jr.              Director, Vice Chairman of the Board and
                                    Chief Sales Officer

*Frank Massa                        Chief Operating Officer

*Philip Pescatore                   Chief Risk Officer

*William Degnan                     Senior Vice President

*David M. Kahal                     Senior Vice President

*George Papazicos                   Senior Vice President

*Vincent Parascandola               Senior Vice President

*Robert P. Walsh                    Vice President and Chief Anti-Money
                                    Laundering Officer

*Patricia Roy                       Chief Compliance Officer

*Maurya Keating                     Vice President and Chief Broker Dealer

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Joanne Pietrini-Smith             Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Mark D. Scalercio                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Norman J. Abrams                  Vice President and General Counsel

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

       (c) The information under "Distribution of the Policies" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

Item 31. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York
10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus,
NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.

Item 32. Management Services

         Not applicable.

Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and
         Charges

         AXA Equitable represents that the fees and charges deducted under the
Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this
Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the
23rd day of January, 2012.

                    SEPARATE ACCOUNT FP OF AXA EQUITABLE
                    LIFE INSURANCE COMPANY (REGISTRANT)

                    By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                     (DEPOSITOR)

                    By:  /s/ Dodie Kent
                         --------------------------------------
                         Dodie Kent
                         Vice President and Associate General Counsel

                                  SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 23rd day
of January, 2012.

                            AXA EQUITABLE LIFE INSURANCE COMPANY (DEPOSITOR)

                            By:  /s/ Dodie Kent
                                 ---------------------------------------
                                 Dodie Kent
                                 Vice President and Associate General Counsel

       Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*DIRECTORS:

Mark Pearson              Anthony J. Hamilton       Ramon de Oliveira
Henri de Castries         Mary R. (Nina) Henderson  Joseph H. Moglia
Denis Duverne             James F. Higgins          Lorie A. Slutsky
Charlynn Goins            Peter S. Kraus            Ezra Suleiman
Danny L. Hale             Andrew J. McMahon         Peter J. Tobin
                          Scott D. Miller           Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      January 23, 2012

                                 EXHIBIT INDEX

 EXHIBIT NO.                                                        TAG VALUE
 -----------                                                        ---------

 26(k)(i)     Opinion and Consent of Dodie Kent                     EX-99.26ki

 26(n)(ii)    Powers of Attorney                                    EX-99.26nii